Document and Entity Information	Mar. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2024
Entity File Number	001-36138
Entity Registrant Name	Ayala Pharmaceuticals, Inc.
Entity Central Index Key	0001100397
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1521955
Entity Address, Address Line One	9 DEER PARK DRIVE
Entity Address, Address Line Two	SUITE K-1
Entity Address, City or Town	MONMOUTH JUNCTION
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08852
City Area Code	732
Local Phone Number	545-1590
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false